NORDIC GALAXY (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Building
NORDIC GALAXY [Abstract]
Number of newbuildings					2
Total cost, per vessel					$ 90,000,000
Deposit on contract					9,000,000
Amount sought by seller				26,800,000
Loss on settlement				16,200,000
Net outstanding loan to seller				10,600,000
Interest income				1,200,000
Legal fees of the Seller				1,200,000
Legal fees		0	0	2,362,000
Subsequent deposit on contract received	9,000,000
Subsequent interest income received	$ 200,000